LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF LOANS PAYABLE

	December 31, 2022	December 31, 2021
Opening balance	$93,317	$97,916
Issuance of loans payable	-	60,000
Fair value adjustment	(4,891)	(24,576)
Repayment of loans payable	(6,746)	(44,428)
Accretion expense	4,891	4,405
Ending balance	$86,571	$93,317

SCHEDULE OF LOANS
	Start Date	Maturity Date	Rate	Carrying Value December 31, 2022	Carrying Value December 31, 2021
CEBA	2020-05-19	2023-12-31	0%	$37,383	$37,384
CEBA	2021-04-23	2023-12-31	0%	37,383	37,383
Vehicle loan	2019-08-30	2024-09-11	6.99%	11,805	18,550
Total				$86,571	$93,317